Stockholders' Equity - Schedule of Share-based Compensation, Stock Options, Activity (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Shares, Beginning balance	80,000	80,000	290,000
Shares, Granted
Shares, Forfeited			(210,000)
Shares, Ending balance	80,000	80,000	80,000
Shares, Exercisable, Ending balance	80,000	80,000	53,333
Weighted Average Exercise Price, Beginning balance	$ 7.01	$ 7.01	$ 5.55
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Forfeited			5.00
Weighted Average Exercise Price, Ending balance	7.01	7.01	7.01
Weighted Average Exercise Price, Exercisable, Ending balance	$ 7.01	$ 7.01	$ 7.01
Remaining Contractual Life in Years, Beginning balance	3 years 2 months 12 days	2 years 8 months 12 days	4 years 2 months 12 days
Remaining Contractual Life in Years, Granted	0 years	0 years	0 years
Remaining Contractual Life in Years, Forfeited		0 years	0 years
Remaining Contractual Life in Years, Ending balance	2 years 10 months 25 days	2 years 8 months 12 days	2 years 8 months 12 days
Remaining Contractual Life in Years, Exercisable, Ending balance	2 years 10 months 25 days	2 years 8 months 12 days	3 years 8 months 12 days
Aggregate Intrinsic Value, Beginning balance
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Ending balance
Aggregate Intrinsic Value, Exercisable, Ending balance